Loans Held for Sale - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfer of Loans Held for Sale to US Government Sponsored Entity			$ 780,391	$ 33,293	$ 0
Loans held for sale	3,178,597	3,178,597	2,725,286	1,237,665
Previously Transferred Loans Sold In Current Period			156,747
Transfer of Loans Held-for-sale to Portfolio Loans	8,700	26,138	15,788	332,788	0
Gain Loss on Sale of Loans and Leases			12,338
Purchased government insured loans			1,177,939
US Government Agencies Debt Securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payments for Origination and Purchases of Loans Held-for-sale	347,114	347,114
Government National Mortgage Association Certificates and Obligations (GNMA)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfer of Loans Held for Sale to US Government Sponsored Entity		333,446
Loans held for sale	103,952	103,952
Previously Transferred Loans Sold In Current Period		$ 229,494